U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
      FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1. Name and address of issuer:
Metropolitan Series Fund, Inc.
Metropolitan Life Insurance Company
One Madison Avenue, New York, New York, 10010-3690

2. Name of each series or class of funds for which this notice is filed:
   Growth Portfolio, Income Portfolio, Money Market Portfolio,
   Diversified Portfolio, Aggressive Growth Portfolio, Stock
   Index Portfolio, International Stock Portfolio









3. Investment Company Act File Number: 811-3618
   Securities Act File Number: 2-80751

4. Last day of fiscal year for which this notice is filed: December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                      [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a) (1), If applicable (see Instruction A.6):

                  n/a

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year:

                   none


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                   none

9. Number and aggregate sale price of securities sold during the fiscal year:

      Number of securities sold:                                    2,015,314

      Aggregate sale price of securites sold:                  $49,283,477.09

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Number of securities sold:                                    2,015,314

      Aggregate sale price of securites sold:                  $49,283,477.09

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    Number of Securities issued :                                     638,212

    Aggregate sale price of securities issued :                $13,641,787.00

12. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the fiscal
     year in reliance on rule 24f-2 (from Item 10):            $49,283,477.09

(ii) Aggregate price of shares issued in connection with dividend
     reinvestment plans (from Item 11,if applicable):     +    $13,641,787.00

(iii) Aggregate price of shares redeemed or repurchased
      during the fiscal year (if applicable):             -    $31,805,718.23

(iv) Aggregate price of shares redeemed or repurchased and
     previously applied as a reduction to filing fees
     pursuant to rule 24e-2 (if applicable):                       n/a


(v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
     (iii), plus line (iv)]
     (if applicable):                                          $31,119,545.86

(vi) Multiplier prescribed by Section 6(b) of the Securities
     Act of 1933 or other applicable law or regulation (see
     instruction C.6):                                        x 1/33rd of 1%

(vii) Fee due [line (i) or line (v) multiplied by line
      (vi)]:                                                        $9,430.17
                                                           ==================

Instruction: Issuers should complete lines (ii),(iii),(iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissions Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                  [x]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
         February 26, 1997

Metropolitan Series Fund
Rule 24f-2; For the twelve months ending December 31, 1996
Registration Statement File No. 2-80751 ; File No. 811-3618


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

                                /s/ Bradford White
                                Bradford White
                                Controller
                                Metropolitan Series Fund, Inc.

Date:                     February 27, 1997

   *Please print the name and title of the signing officer below the signature.